General and administrative expenses	12 Months Ended
Dec. 31, 2018
General & Administrative Expenses [Abstract]
General & Administrative Expenses
Note 11 - General & Administrative Expenses

General and Administrative Expenses:

(Dollars in thousands)	2018	2017	2016
Total Compensation to Employees and Directors	$11,289	$11,655	$15,998
Office and Administrative Expenses	2,449	2,147	2,213
Audit, Legal and Consultancy	1,314	3,377	1,180
Total General and Administrative Expenses	$15,052	$17,180	$19,391

Stock Compensation

The Company has an Incentive Compensation Plan (“Plan”) for the benefit of Directors and senior management.  Different awards may be granted under this Plan, including stock options, restricted shares/restricted stock units and cash incentive awards.

F-42

Stock Options

The exercise price for options cannot be less than the fair market value of a common stock on the date of grant.

Restricted shares

Restricted shares can neither be transferred nor assigned by the participant.

Vesting conditions

Awards issued vest subject to continued employment or office.  The awards have graded vesting.  For some of the awards there is an additional vesting condition requiring certain market conditions to be met.

The Plan may allow for different criteria for new grants.

Stock Compensation Series

	Number of shares/options	Vesting Period	Fair value at grant date
(1) Granted October 2005, stock options	965	10 years	$144.00
(2) Granted March 2012, restricted shares	14,515	3 years	13.80
(3) Granted June 2013, restricted shares	155,000	4 years	4.15
(4) Granted June 2013, stock options	155,000	5 years	1.31
(5) Granted June 2013, stock options	155,000	5 years	0.97
(6) Granted February 2014, restricted shares	29,333	3 years	6.92
(7) Granted February 2014, restricted shares	29,333	3 years	6.33
(8) Granted February 2014, restricted shares	29,333	3 years	5.63
(9) Granted February 2014, restricted shares	88,000	3 years	7.61
(10) Granted June 2014, restricted shares	95,666	3 years	6.41
(11) Granted June 2014, restricted shares	95,666	3 years	5.74
(12) Granted June 2014, restricted shares	95,666	3 years	5.13
(13) Granted June 2014, restricted shares	287,000	3 years	7.15
(14) Granted January 2015, restricted shares	850,000	3 years	8.81
(15) Granted January 2016, restricted shares	824,000	2 years	6.65
(16) Granted January 2017, restricted shares	900,000	2 years	4.61
(17) Granted January 2018, restricted shares	355,000	1 year	3.92
(18) Granted January 2018, restricted shares	212,000	3 years	$2.30

F-43

The following reconciles the number of outstanding restricted common stock and share options:

	Restricted common stock	Share options	Weighted average exercise price **
Outstanding at December 31, 2015	1,385,832	310,000	9.64
Granted	824,000
Exercised*	833,012
Forfeited		-
Outstanding at December 31, 2016	1,376,820	310,000	$9.64

Outstanding at December 31, 2016	1,376,820	310,000	9.64
Granted	900,000
Exercised*	1,132,988
Forfeited	57,501
Outstanding at December 31, 2017	1,086,331	310,000	$9.64

Outstanding at December 31, 2017	1,086,331	310,000	9.64
Granted	567,000
Exercised*	1,085,331
Forfeited	22,500	310,000	9.64
Outstanding at December 31, 2018	545,500	-	$-

*Does not include shares in lieu of dividends
**To be adjusted for dividends declared and paid subsequent to the respective grant dates.

Stock Compensation Expense

(Dollars in thousands)	2018	2017	2016
Expense recognized from stock compensation	2,458	4,806	6,936

The fair value on the vesting date for shares that vested in 2018 was $3.38 for 891,136 shares, $3.50 for 264,000 shares and 4.30 for 20,000 shares. The fair value on the vesting date for shares that vested in 2017 was $4.83 for 1,189,100 shares and $3.68 for 70,108 shares. The fair value on the vesting date for shares that vested in 2016 was $5.67 for 285,362 shares, $5.78 for 530,594 shares and $3.86 for 67,744 shares.    All share-based compensation is equity-settled and no payments were made for the vested shares.  The average contractual life for the outstanding stock compensation series was 0.11 years as of December 31, 2018.

Valuation of Stock Compensation

For the year 2017, a total of 567,000 shares of restricted stock were awarded to management and the board of directors in January 2018, of which 264,000 shares vested in February 2018 and 78,500 shares vested in February 2019, while 12,500 shares were forfeited in October 2018. The remaining 202,000 shares will vest subject to certain market conditions prior to February 8, 2021, while 10,000 shares were forfeited in October 2018. The above vesting is subject to continued employment or office, as applicable, as of the relevant vesting date. The estimated fair value at grant date was equal to the share price at grant date for 355,000 shares and $2.30 for 212,000 shares. For the year 2016, a total of 900,000 shares of restricted stock were awarded to management and the board of directors in January 2017, vesting in equal amounts on February 4, 2017, 2018 and 2019, respectively, subject to continued employment or office, as applicable.  The calculated fair value at grant date was equal to the share price at grant date.  The grants of restricted stock to management and the board of directors described above were generally granted in the beginning of the year following the year to which they relate.

F-44

Compensation of Executives and Directors

Remuneration of Executives and Directors as a group:

(Dollars in thousands)	2018	2017	2016
Cash compensation	$3,989	$4,171	$4,162
Pension cost	202	155	158
Share compensation *	2,250	4,107	6,227
Total remuneration	$6,441	$8,433	$10,547

*Share compensation reflects the expense recognized.
** Compensation for 2018 includes full year compensation for both current and former chief financial officer.

Shares held by Executives and Directors:

	2018	2017	2016
Executives and Directors as a group*	3,155,503	2,729,680	2,416,385

*Includes 465,000 (2017: 906,666, 2016: 1,184,155) shares of restricted stock subject to vesting conditions.

In connection with termination of an Executive's employment, the Executives of the Company may be entitled to an amount equal to 18 months base salary and any unvested equity awards may become fully vested in certain circumstances.